Net Income Per Share - Additional Information (Detail) (Stock options)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock options excluded in computation of diluted net income per share	292,097	4,025,390	644,790